[ICON Funds letterhead]
November 23, 2009
Via EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Room 5506, Stop 5-5
Washington, D.C. 20549
Attn:	Ms. Patricia Page Williams Division of Investment Management
Re:	Post-Effective Amendment Nos. 31 for the ICON Funds Securities Act Registration No. 333-14927 Investment Company Act File No. 811-7883
Dear Ms. Williams:
Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing, on behalf of the ICON Funds, Post-Effective Amendment Nos. 31 to its registration statement on Form N-1A (“the PEA”) to be effective no later than sixty days from the date of this filing.
This filing includes changes to conform to the rules adopted in Release Nos. 33-8998; IC-28584, the ENHANCED DISCLOSURE AND NEW PROSPECTUS DELIVERY OPTION FOR REGISTERED OPEN-END MANAGEMENT INVESTMENT COMPANIES. In addition, the filing includes clean-up changes to the Investment Committee Members section of the Prospectus. We will be including all financial and performance information to update the prospectuses, when the information is available.
The Registrant is aware of its obligations under the Securities Act of 1933 and acknowledges that:
•	The ICON Funds, not the Staff, are responsible for the adequacy and accuracy of the disclosure in the Registration Statement;

•	Staff comments, or changes to disclosure by the ICON Funds in response to Staff comments, does not relieve the ICON Funds of our responsibility for disclosure; and

•	The ICON Funds may not assert Staff comments as an affirmative defense in any proceeding initiated by the Commission or any person under the U.S. Federal Securities Laws.
If you have any questions, comments or desire further information, contact me, at (303) 328-9207, or counsel to the Trust, Charles W. Lutter Jr. at (210) 496-5438, at any time.

Sincerely,
/S/ Donald Salcito
Donald Salcito, Esq.
Secretary of the Trust